Deposits (Tables)	3 Months Ended
Sep. 30, 2024
Deposits
Schedule of major classifications of deposits

	Unaudited
	At September 30, 2024		At June 30, 2024
	Amount	Percent	Amount	Percent
Non-interest-bearing demand accounts	$23,148,856	13.45%	$25,936,461	14.99%
Demand, NOW, money market accounts	41,479,921	24.09%	39,570,222	22.88%
Savings accounts	38,851,224	22.57%	39,757,336	22.98%
Certificates of deposit	68,685,267	39.89%	67,716,735	39.15%
Total	$172,165,268	100.00%	$172,980,754	100.00%